10. Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	133,919	131,565
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,297	$ 3,288